OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Non-current assets [abstract]
OTHER ASSETS

6.	OTHER ASSETS

As at December 31,	2024	2023
Deferred financing costs associated with the revolving credit facility	$2,235	$2,272
Long-term receivables	264	283
	$2,499	$2,555